NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2014	2013

Accrued expenses	$2,564	$2,139
Business and other tax payables	6,666	7,108
Salary payable	2,017	2,715
Temporary receipt of insurance premium	126	149
Temporary receipt of insurance claims	1,362	1,326
Deposits received	4,331	2,220
Interest payable	498	356
Other current liabilities	2,557	1,133
Total	$20,121	$17,146